Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 52.5%
	Aerospace & Defense: 1.3%
347,839	AI Convoy (Luxembourg) S.A.R.L USD Term Loan B, 4.500%, (US0006M + 3.500%), 01/17/27	$ 348,328	0.0
537,797	Amentum Government Services Holdings LLC Term Loan B, 3.593%, (US0001M + 3.500%), 01/29/27	537,461	0.1
1,747,703	American Airlines, Inc. 2018 Term Loan B, 1.840%, (US0001M + 1.750%), 06/27/25	1,622,573	0.3
2,189,539	Maxar Technologies Ltd. Term Loan B, 2.844%, (US0001M + 2.750%), 10/04/24	2,169,404	0.3
970,000	SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/27	1,018,163	0.2
2,355,432	TransDigm, Inc. 2020 Term Loan E, 2.343%, (US0001M + 2.250%), 05/30/25	2,328,130	0.4
		8,024,059	1.3

	Auto Components: 0.2%
936,132	Broadstreet Partners, Inc. 2020 Term Loan B, 3.343%, (US0001M + 3.250%), 01/27/27	929,371	0.2

	Automotive: 1.4%
668,581	American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0001M + 2.250%), 04/06/24	669,138	0.1
328,434	Belron Finance US LLC 2018 Term Loan B, 2.438%, (US0003M + 2.250%), 11/13/25	327,613	0.1
860,680	Belron Finance US LLC 2019 USD Term Loan B, 2.438%, (US0003M + 2.250%), 10/30/26	857,721	0.1
184,012	Dealer Tire, LLC 2020 Term Loan B, 4.341%, (US0001M + 4.250%), 12/12/25	184,380	0.0
1,826,733	Gates Global LLC 2021 Term Loan B3, 3.500%, (US0001M + 2.750%), 03/31/27	1,823,652	0.3
747,588	Holley Purchaser, Inc. Term Loan B, 5.186%, (US0003M + 5.000%), 10/24/25	747,588	0.1
972,563	Les Schwab Tire Centers Term Loan B, 4.250%, (US0006M + 3.500%), 11/02/27	974,994	0.2
1,145,000	Truck Hero, Inc. 2021 Term Loan B, 4.500%, (US0001M + 3.750%), 01/31/28	1,147,624	0.2
1,519,893	Wand NewCo 3, Inc. 2020 Term Loan, 3.093%, (US0001M + 3.000%), 02/05/26	1,507,325	0.3
		8,240,035	1.4

	Basic Materials: 0.0%
152,851	HB Fuller - TL B 1L, 2.099%, (US0001M + 2.000%), 10/20/24	152,918	0.0

	Brokers, Dealers & Investment Houses: 0.8%
3,654,831	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.593%, (US0001M + 2.500%), 08/27/25	3,539,964	0.6
583,694	Forest City Enterprises, L.P. 2019 Term Loan B, 3.593%, (US0001M + 3.500%), 12/08/25	572,907	0.1
465,000	Park River Holdings Inc Term Loan, 4.000%, (US0003M + 3.250%), 12/28/27	463,090	0.1
		4,575,961	0.8

	Building & Development: 1.6%
1,401,828	Applecaramel Buyer, LLC Term Loan B, 4.500%, (US0003M + 4.000%), 10/19/27	1,405,596	0.2
230,000	CP Atlas Buyer, Inc. 2021 Term Loan B, 4.250%, (US0003M + 3.750%), 11/23/27	229,928	0.0
810,000	Foundation Building Materials Holding Company LLC 2021 Term Loan, 5.750%, (US0003M + 3.250%), 02/03/28	805,570	0.1
847,087	Henry Company LLC Term Loan B, 5.000%, (US0003M + 4.000%), 10/05/23	850,131	0.2
152,231	LBM Acquisition LLC Delayed Draw Term Loan, 4.738%, (US0003M + 3.750%), 12/17/27	152,150	0.0
685,041	LBM Acquisition LLC Term Loan B, 4.500%, (US0003M + 3.750%), 12/17/27	684,674	0.1
1,467,912	MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750%), 07/31/25	1,468,677	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Building & Development: (continued)
631,031		Northstar Group Services, INC. 2020 Term Loan B, 6.500%, (US0003M + 5.500%), 11/09/26	$ 636,553	0.1
2,262,491		Quikrete Holdings, Inc. Term Loan B, 2.593%, (US0001M + 2.500%), 02/01/27	2,249,966	0.4
429,933		Werner FinCo LP 2017 Term Loan, 5.000%, (US0003M + 4.000%), 07/24/24	431,545	0.1
650,319		Zekelman Industries, Inc. 2020 Term Loan, 2.097%, (US0001M + 2.000%), 01/24/27	645,442	0.1
			9,560,232	1.6

		Business Equipment & Services: 4.3%
318,935		24-7 Intouch Inc 2018 Term Loan, 4.843%, (US0001M + 4.750%), 08/25/25	315,746	0.0
397,585		Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/24	397,772	0.1
501,727		Ascend Learning, LLC 2020 Incremental Term Loan, 4.750%, (US0001M + 3.750%), 07/12/24	503,713	0.1
591,355		Big Ass Fans, LLC 2018 Term Loan, 4.750%, (US0003M + 3.750%), 05/21/24	592,981	0.1
577,416		Cambium Learning Group, Inc. Term Loan B, 4.703%, (US0003M + 4.500%), 12/18/25	580,303	0.1
837,900		Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 4.000%, (US0001M + 3.000%), 10/30/26	839,576	0.1
410,018		Cardtronics USA, Inc. Term Loan B, 5.000%, (US0001M + 4.000%), 06/29/27	411,171	0.1
1,048,749		Castle US Holding Corporation USD Term Loan B, 3.953%, (US0003M + 3.750%), 01/29/27	1,045,143	0.2
443,882		First Advantage Holdings, LLC 2021 Term Loan B, 3.343%, (US0001M + 3.000%), 01/31/27	442,865	0.1
894,052		GreenSky Holdings, LLC 2018 Term Loan B, 3.375%, (US0001M + 3.250%), 03/31/25	876,171	0.1
930,000		Ivanti Software, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 12/01/27	931,744	0.2
881,210		KUEHG Corp. 2018 Incremental Term Loan, 4.750%, (US0003M + 3.750%), 02/21/25	869,767	0.1
500,000		Misys (Finastra) USD 2nd Lien Term Loan, 8.250%, (US0006M + 7.250%), 06/13/25	507,232	0.1
367,355		NeuStar, Inc. 2018 Term Loan B4, 4.500%, (US0003M + 3.500%), 08/08/24	355,799	0.1
1,091,411		PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 01/03/25	1,093,760	0.2
1,951,642		Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.343%, (US0001M + 3.250%), 05/01/25	1,937,207	0.3
315,000		Protective Industrial Products, Inc 2021 Term Loan, 4.750%, (US0001M + 4.000%), 01/20/28	315,197	0.0
2,209,244		Red Ventures, LLC 2020 Term Loan B2, 2.593%, (US0001M + 2.500%), 11/08/24	2,194,884	0.4
911,662		Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0006M + 5.500%), 12/20/24	906,153	0.1
377,418		Rockwood Service Corporation 2020 Term Loan, 4.093%, (US0001M + 4.000%), 01/23/27	379,069	0.1
58,249	(1)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 4.131%, (US0003M + 4.000%), 10/29/27	58,649	0.0
237,408		Service Logic Acquisition, Inc Term Loan, 4.750%, (US0003M + 4.000%), 10/29/27	239,040	0.0
2,121,496		Solera Holdings, Inc. USD Term Loan B, 2.863%, (US0001M + 2.750%), 03/03/23	2,122,099	0.4
2,377,828		Staples, Inc. 7 Year Term Loan, 5.176%, (US0003M + 5.000%), 04/16/26	2,326,805	0.4
653,954		SurveyMonkey Inc. 2018 Term Loan B, 3.820%, (US0001W + 3.750%), 10/10/25	652,319	0.1
2,126,910		Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.147%, (US0003M + 4.000%), 08/20/25	2,101,819	0.3
485,000		Virtusa Corporation Term Loan B, 5.000%, (US0001M + 4.250%), 02/11/28	488,385	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
910,443	West Corporation 2017 Term Loan, 5.000%, (US0003M + 4.000%), 10/10/24	$ 887,871	0.1
966,530	West Corporation 2018 Term Loan B1, 4.500%, (US0003M + 3.500%), 10/10/24	938,473	0.2
875,287	Yak Access, LLC 2018 1st Lien Term Loan B, 5.093%, (US0001M + 5.000%), 07/11/25	800,888	0.1
		26,112,601	4.3

	Cable & Satellite Television: 1.2%
2,342,405	Radiate Holdco, LLC 2020 Term Loan, 4.250%, (US0001M + 3.500%), 09/25/26	2,348,992	0.4
2,474,649	Telesat Canada Term Loan B5, 2.850%, (US0001M + 2.750%), 12/07/26	2,378,242	0.4
930,000	UPC Broadband Holding B.V. 2020 USD Term Loan AT, 2.351%, (US0001M + 2.250%), 04/30/28	920,700	0.1
1,624,231	Virgin Media Bristol LLC USD Term Loan N, 2.601%, (US0001M + 2.500%), 01/31/28	1,616,335	0.3
		7,264,269	1.2

	Chemicals & Plastics: 0.8%
408,480	Ascend Performance Materials Operations LLC 2021 Term Loan B, 5.500%, (US0003M + 4.750%), 08/27/26	415,054	0.1
908,140	Composite Resins Holding B.V. 2018 Term Loan B, 5.250%, (US0003M + 4.250%), 08/01/25	910,978	0.1
395,000	CPC Acquisition Corp Term Loan, 4.500%, (US0006M + 3.750%), 12/29/27	394,012	0.1
175,000	NIC Acquisition Corp. Second Lien Term Loan, 8.500%, (US0003M + 7.750%), 12/29/28	176,531	0.0
654,847	Diamond (BC) B.V. USD Term Loan, 3.185%, (US0001M + 3.000%), 09/06/24	653,057	0.1
397,252	Emerald Performance Materials, LLC 2020 Term Loan B, 5.000%, (US0001M + 4.000%), 08/12/25	398,891	0.1
1,206,753	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/24	1,208,765	0.2
899,635	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.848%, (US0001M + 4.750%), 10/15/25	903,009	0.1
		5,060,297	0.8

	Communications: 0.4%
2,428,945	CenturyLink, Inc. 2020 Term Loan B, 2.343%, (US0001M + 2.250%), 03/15/27	2,411,182	0.4

	Consumer, Cyclical: 0.8%
1,271,159	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 2.094%, (US0003M + 2.000%), 02/03/24	1,273,066	0.2
2,676,049	KAR Auction Services, Inc. 2019 Term Loan B6, 2.375%, (US0001M + 2.250%), 09/19/26	2,634,792	0.4
655,000	Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/27	699,949	0.1
270,000	WellPet - TL B 1L, 4.500%, (US0003M + 3.750%), 12/21/27	270,844	0.1
		4,878,651	0.8

	Consumer, Non-cyclical: 0.5%
1,414,990	DaVita, Inc. 2020 Term Loan B, 1.843%, (US0001M + 1.750%), 08/12/26	1,410,480	0.2
676,199	Lifescan Global Corporation 2018 1st Lien Term Loan, 6.202%, (US0003M + 6.000%), 10/01/24	668,169	0.1
952,763	Reynolds Consumer Products LLC Term Loan, 1.843%, (US0001M + 1.750%), 02/04/27	949,852	0.2
		3,028,501	0.5

	Containers & Glass Products: 2.0%
1,540,414	BWAY Holding Company 2017 Term Loan B, 3.385%, (US0003M + 3.250%), 04/03/24	1,505,342	0.2
1,818,436	Charter NEX US, Inc. 2020 Term Loan, 5.000%, (US0001M + 4.250%), 12/01/27	1,828,239	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Containers & Glass Products: (continued)
2,739,487		Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 3.452%, (US0003M + 3.250%), 06/29/25	$ 2,711,904	0.4
949,954		Flex Acquisition Company, Inc. 2021 Term Loan, 4.000%, (US0003M + 3.500%), 02/23/28	946,614	0.2
439,644		Graham Packaging Company Inc. 2021 Term Loan, 3.750%, (US0001M + 3.000%), 08/04/27	440,119	0.1
848,419		Plastipak Packaging, Inc. 2018 Term Loan B, 2.600%, (US0001M + 2.500%), 10/14/24	848,040	0.1
506,705		Plaze, Inc. 2020 Incremental Term Loan, 4.500%, (US0001M + 3.750%), 08/03/26	505,438	0.1
942,638		Reynolds Group Holdings Inc. 2020 Term Loan B2, 3.343%, (US0001M + 3.250%), 02/05/26	936,255	0.2
1,690,775		Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.843%, (US0001M + 2.750%), 02/05/23	1,689,953	0.3
132,211	(1)	TricorBraun Holdings, Inc. 2021 Delayed Draw Term Loan, 3.750%, (US0003M + 3.250%), 03/03/28	131,410	0.0
587,789		TricorBraun Holdings, Inc. 2021 Term Loan, 3.750%, (US0003M + 3.250%), 03/03/28	584,225	0.1
			12,127,539	2.0

		Cosmetics/Toiletries: 0.3%
1,663,283		Wellness Merger Sub, Inc. 1st Lien Term Loan, 4.093%, (US0001M + 4.000%), 06/30/24	1,658,779	0.3

		Drugs: 0.1%
688,863		Endo Luxembourg Finance Company I S.a r.l. 2021 Term Loan, 5.750%, (US0003M + 5.000%), 03/27/28	668,628	0.1

		Ecological Services & Equipment: 0.2%
962,244		GFL Environmental Inc. 2020 Term Loan, 3.500%, (US0001M + 3.000%), 05/30/25	965,317	0.2

		Electronics/Electrical: 7.5%
2,359,854		Banff Merger Sub Inc 2021 USD Term Loan, 3.843%, (US0001M + 3.750%), 10/02/25	2,351,866	0.4
1,613,888		Barracuda Networks, Inc. 1st Lien Term Loan, 4.500%, (US0003M + 3.750%), 02/12/25	1,619,738	0.3
222,158		Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.093%, (US0001M + 4.000%), 04/18/25	222,407	0.0
920,522		By Crown Parent, LLC Term Loan B1, 4.000%, (US0001M + 3.000%), 02/02/26	920,809	0.2
497,610		CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 3.953%, (US0003M + 3.750%), 08/29/25	472,730	0.1
812,963		Cloudera, Inc. Term Loan B, 3.250%, (US0001M + 2.500%), 12/22/27	813,132	0.1
663,306		Cohu, Inc. 2018 Term Loan B, 3.172%, (US0003M + 3.000%), 10/01/25	662,063	0.1
219,450		CommerceHub, Inc. 2020 Term Loan B, 4.750%, (US0001M + 4.000%), 12/29/27	220,547	0.0
915,000		Delta TopCo, Inc. 2020 Term Loan B, 4.500%, (US0003M + 3.750%), 12/01/27	917,955	0.2
1,154,682		Dynatrace LLC 2018 1st Lien Term Loan, 2.343%, (US0001M + 2.250%), 08/22/25	1,151,899	0.2
904,523		EagleView Technology Corporation 2018 Add On Term Loan B, 3.635%, (US0003M + 3.500%), 08/14/25	891,294	0.1
158,442		Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.368%, (US0002M + 4.250%), 06/26/25	155,802	0.0
1,400,581		Epicor Software Corporation 2020 Term Loan, 4.000%, (US0001M + 3.250%), 07/30/27	1,401,383	0.2
1,305,365		Go Daddy Operating Company, LLC 2017 Repriced Term Loan, 1.843%, (US0001M + 1.750%), 02/15/24	1,298,764	0.2
2,525,657		Hyland Software, Inc. 2018 1st Lien Term Loan, 4.250%, (US0001M + 3.500%), 07/01/24	2,536,707	0.4

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
969,767		Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	$ 975,323	0.2
1,986,091		Informatica LLC, 2020 USD Term Loan B, 3.343%, (US0001M + 3.250%), 02/25/27	1,977,866	0.3
1,710,713		LogMeIn, Inc. Term Loan B, 4.845%, (US0001M + 4.750%), 08/31/27	1,713,207	0.3
128,352		MA FinanceCo., LLC USD Term Loan B3, 2.843%, (US0001M + 2.750%), 06/21/24	127,245	0.0
2,210,344		McAfee, LLC 2018 USD Term Loan B, 3.843%, (US0001M + 3.750%), 09/30/24	2,214,181	0.4
2,958,943		MH Sub I, LLC 2017 1st Lien Term Loan, 3.593%, (US0001M + 3.500%), 09/13/24	2,948,904	0.5
670,000		Panther Commercial Holdings L.P Term Loan, 5.000%, (US0001M + 4.500%), 01/07/28	671,570	0.1
892,762		Planview Parent, Inc. Term Loan, 4.750%, (US0003M + 4.000%), 12/17/27	893,878	0.2
1,663,130		Project Boost Purchaser, LLC 2019 Term Loan B, 3.594%, (US0001M + 3.500%), 06/01/26	1,653,775	0.3
821,477		Project Leopard Holdings, Inc. 2019 Term Loan, 5.750%, (US0003M + 4.750%), 07/07/24	824,866	0.1
858,392		Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.436%, (US0003M + 4.250%), 05/16/25	860,538	0.1
610,000		Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 8.436%, (US0003M + 8.250%), 05/18/26	610,610	0.1
986,730		Riverbed Technology, Inc. 2020 Term Loan B, 7.000%, (US0003M + 6.000%), 12/31/25	943,175	0.2
1,641,083		Rocket Software, Inc. 2018 Term Loan, 4.343%, (US0001M + 4.250%), 11/28/25	1,615,099	0.3
284,288		Sabre GLBL Inc. 2020 Term Loan B, 4.750%, (US0001M + 4.000%), 12/17/27	286,686	0.0
866,922		Seattle Spinco, Inc. USD Term Loan B3, 2.843%, (US0001M + 2.750%), 06/21/24	859,445	0.1
2,428,391		SolarWinds Holdings, Inc. 2018 Term Loan B, 2.843%, (US0001M + 2.750%), 02/05/24	2,397,732	0.4
594,071		SonicWall US Holdings Inc. 1st Lien Term Loan, 3.650%, (US0003M + 3.500%), 05/16/25	588,130	0.1
170,000		SonicWall US Holdings Inc. 2nd Lien Term Loan, 7.650%, (US0003M + 7.500%), 05/18/26	160,650	0.0
508,770		Surf Holdings, LLC USD Term Loan, 3.676%, (US0003M + 3.500%), 03/05/27	506,368	0.1
884,054		Tech Data Corporation ABL Term Loan, 3.593%, (US0001M + 3.500%), 06/30/25	887,148	0.1
378,487		Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 5.203%, (US0003M + 5.000%), 05/29/26	338,341	0.1
550,196	(2)	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 2.500%, (US0003M + 6.500%) (PIK Rate 6.500%, Cash Rate 2.500%), 02/28/25	563,951	0.1
893,432		TTM Technologies, Inc. 2017 Term Loan, 2.607%, (US0001M + 2.500%), 09/28/24	896,224	0.2
2,425,849		Ultimate Software Group Inc(The) Term Loan B, 3.843%, (US0001M + 3.750%), 05/04/26	2,431,577	0.4
510,474		Weld North Education, LLC 2020 Term Loan B, 4.750%, (US0001M + 4.000%), 12/21/27	511,165	0.1
897,817		Xperi Corporation 2020 Term Loan B, 4.093%, (US0001M + 4.000%), 06/02/25	899,837	0.2
			44,994,587	7.5

		Equipment Leasing: 0.1%
430,000		Rent-A-Center, Inc. 2021 Term Loan B, 4.750%, (US0003M + 4.000%), 02/17/28	433,494	0.1

		Financial: 0.4%
505,400		Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/24	507,928	0.1
1,693,965		Focus Financial Partners, LLC 2020 Term Loan, 2.094%, (US0001M + 2.000%), 07/03/24	1,680,201	0.3
			2,188,129	0.4

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Financial Intermediaries: 1.0%
478,788		Advisor Group, Inc. 2021 Term Loan, 4.593%, (US0001M + 4.500%), 07/31/26	$ 480,434	0.1
483,792		Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 2.343%, (US0001M + 2.250%), 04/23/26	480,163	0.1
1,324,470		Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.843%, (US0001M + 2.750%), 08/21/25	1,315,199	0.2
859,239		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/27	864,698	0.1
1,531,281		First Eagle Holdings, Inc. 2020 Term Loan B, 2.703%, (US0003M + 2.500%), 02/01/27	1,517,763	0.3
261,181		VFH Parent LLC 2019 Term Loan B, 3.098%, (US0001M + 3.000%), 03/01/26	261,475	0.0
1,339,143		Victory Capital Holdings, Inc. 2021 Term Loan B, 2.444%, (US0003M + 2.250%), 07/01/26	1,337,134	0.2
			6,256,866	1.0

		Food Products: 1.3%
1,174,249		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.593%, (US0001M + 3.500%), 10/01/25	1,174,564	0.2
469,833		Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/24	472,524	0.1
1,556,191		B&G Foods, Inc. 2019 Term Loan B4, 2.593%, (US0001M + 2.500%), 10/10/26	1,557,974	0.3
204,259		CHG PPC Parent LLC 2018 Term Loan B, 2.843%, (US0001M + 2.750%), 03/31/25	203,493	0.0
1,099,504		Froneri International PLC 2020 USD Term Loan, 2.676%, (US0001M + 2.250%), 01/29/27	1,085,966	0.2
987,525		IRB Holding Corp 2020 Fourth Amendment Incremental Term Loan, 4.250%, (US0003M + 3.250%), 12/15/27	987,155	0.2
1,498,924		IRB Holding Corp 2020 Term Loan B, 3.750%, (US0006M + 2.750%), 02/05/25	1,495,551	0.2
605,000	(3),(4),(5)	NPC International, Inc. 2nd Lien Term Loan, 7.631%, (US0003M + 7.500%), 04/18/25	12,100	0.0
653,363		Weber-Stephen Products LLC Term Loan B, 4.000%, (US0001M + 3.250%), 10/30/27	655,113	0.1
			7,644,440	1.3

		Food Service: 1.1%
2,042,546		Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.250%, (US0002M + 2.500%), 10/04/23	2,028,645	0.3
1,668,481		H Food Holdings LLC 2018 Term Loan B, 3.780%, (US0001M + 3.688%), 05/23/25	1,662,224	0.3
372,310		Tacala, LLC 1st Lien Term Loan, 4.500%, (US0001M + 3.750%), 02/05/27	372,485	0.1
1,097,477		US Foods, Inc. 2019 Term Loan B, 2.093%, (US0001M + 2.000%), 09/13/26	1,082,920	0.2
1,500,000		Welbilt, Inc. 2018 Term Loan B, 2.593%, (US0001M + 2.500%), 10/23/25	1,489,687	0.2
280,000		Zaxbys Operating Company LLC 1st Lien Term Loan, 4.500%, (US0001M + 3.750%), 12/28/27	280,735	0.0
			6,916,696	1.1

		Food/Drug Retailers: 0.9%
1,712,727		EG Finco Limited 2018 USD Term Loan, 4.203%, (US0003M + 4.000%), 02/07/25	1,696,134	0.3
1,122,817		Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0003M + 10.750%), 10/01/24	993,693	0.2
860,150		Moran Foods, LLC 2020 Term Loan, 8.000%, (US0003M + 7.000%), 04/01/24	909,608	0.2
710,328		Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500%), 09/06/24	712,992	0.1
900,410		United Natural Foods, Inc. Term Loan B, 3.593%, (US0001M + 3.500%), 10/22/25	902,474	0.1
			5,214,901	0.9

		Forest Products: 0.1%
862,991		LABL, Inc. 2021 USD Term Loan B, 4.093%, (US0001M + 4.000%), 07/01/26	861,989	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: 4.1%
323,754	Accelerated Health Systems, LLC Term Loan B, 3.593%, (US0001M + 3.500%), 10/31/25	$ 322,540	0.1
1,200,000	ADMI Corp. 2021 Term Loan B2, 3.250%, (US0001M + 2.750%), 12/23/27	1,191,450	0.2
944,755	Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/24	935,454	0.2
164,588	Albany Molecular Research, Inc. 2020 Incremental Term Loan, 4.500%, (US0003M + 3.500%), 08/30/24	165,308	0.0
433,913	ASP Navigate Acquisition Corp Term Loan, 5.500%, (US0003M + 4.500%), 10/06/27	435,540	0.1
3,141,383	Bausch Health Companies, Inc. 2018 Term Loan B, 3.093%, (US0001M + 3.000%), 06/02/25	3,133,922	0.5
236,506	Cano Health LLC Term Loan, 5.500%, (US0003M + 4.750%), 11/19/27	236,839	0.0
360,000	CBI Buyer, Inc. Term Loan, 3.750%, (US0001M + 3.250%), 01/06/28	359,775	0.1
940,828	Da Vinci Purchaser Corp. 2019 Term Loan, 5.000%, (US0003M + 4.000%), 01/08/27	945,336	0.2
2,321,976	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.843%, (US0001M + 3.750%), 10/10/25	1,991,094	0.3
270,000	eResearchTechnology, Inc. 2020 1st Lien Term Loan, 5.500%, (US0001M + 4.500%), 02/04/27	271,308	0.0
1,157,100	Global Medical Response, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 10/02/25	1,163,488	0.2
1,429,211	GoodRx, Inc. 1st Lien Term Loan, 2.843%, (US0001M + 2.750%), 10/10/25	1,426,787	0.2
1,505,644	Inovalon Holdings, Inc. 2020 Term Loan B1, 2.875%, (US0001M + 2.750%), 04/02/25	1,497,175	0.3
398,617	Medical Solutions L.L.C. 2017 Term Loan, 5.500%, (US0001W + 4.500%), 06/14/24	399,614	0.1
1,846,278	MPH Acquisition Holdings LLC 2016 Term Loan B, 3.750%, (US0003M + 2.750%), 06/07/23	1,846,278	0.3
270,000	nThrive, Inc. 2021 1st Lien Term Loan, 4.500%, (US0006M + 3.750%), 01/28/28	269,494	0.0
491,971	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.358%, (US0001M + 3.250%), 06/30/25	492,740	0.1
640,000	Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 4.250%, (US0003M + 3.500%), 11/30/27	642,000	0.1
506,540	Pathway Vet Alliance LLC 2021 Term Loan, 3.843%, (US0001M + 3.750%), 03/31/27	505,431	0.1
708,203	PetVet Care Centers, LLC 2021 Term Loan B3, 4.250%, (US0001M + 3.500%), 02/14/25	709,641	0.1
1,341,853	Phoenix Guarantor Inc 2020 Term Loan B, 3.343%, (US0001M + 3.250%), 03/05/26	1,331,371	0.2
214,463	Pluto Acquisition I, Inc. 2020 Incremental Term Loan B, 5.500%, (US0001M + 5.000%), 06/22/26	216,875	0.0
636,667	PointClickCare Technologies, Inc. Term Loan B, 3.750%, (US0003M + 3.000%), 12/29/27	638,258	0.1
680,000	PPD, Inc. Initial Term Loan, 2.750%, (US0001M + 2.250%), 01/13/28	679,859	0.1
458,850	RxBenefits, Inc. 2020 Term Loan, 6.000%, (US0003M + 5.250%), 12/17/27	459,997	0.1
458,850	Unified Physician Management, LLC 2020 Term Loan, 5.000%, (US0001M + 4.250%), 12/16/27	461,144	0.1
1,970,566	Vizient, Inc. 2020 Term Loan B6, 2.093%, (US0001M + 2.000%), 05/06/26	1,965,947	0.3
	24,694,665		4.1

	Home Furnishings: 0.2%
1,318,183	Prime Security Services Borrower, LLC 2021 Term Loan, 3.500%, (US0003M + 2.750%), 09/23/26	1,320,301	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Industrial Equipment: 1.1%
886,027		Alliance Laundry Systems LLC Term Loan B, 4.250%, (US0003M + 3.500%), 10/08/27	$ 889,003	0.1
367,741		CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.610%, (US0001M + 3.500%), 11/17/25	364,983	0.1
1,801,411		Filtration Group Corporation 2018 1st Lien Term Loan, 3.093%, (US0001M + 3.000%), 03/29/25	1,787,675	0.3
893,364		Gardner Denver, Inc. 2020 USD Term Loan B, 2.843%, (US0001M + 2.750%), 03/01/27	896,016	0.2
926,532		Granite Holdings US Acquisition Co. 2021 Term Loan B, 4.203%, (US0003M + 4.000%), 09/30/26	927,111	0.2
243,750		I-Logic Technologies Bidco Limited 2021 USD Term Loan B, 4.500%, (US0003M + 4.000%), 02/16/28	245,248	0.0
443,758		Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	444,035	0.1
888,660		Vertical Midco GmbH USD Term Loan B, 4.478%, (US0006M + 4.250%), 07/30/27	893,042	0.1
		6,447,113		1.1

		Insurance: 3.8%
2,732,788		Acrisure, LLC 2020 Term Loan B, 3.703%, (US0003M + 3.500%), 02/15/27	2,714,000	0.4
2,415,795		Alliant Holdings Intermediate, LLC 2018 Term Loan B, 3.343%, (US0001M + 3.250%), 05/09/25	2,401,044	0.4
485,041		Aretec Group, Inc. 2018 Term Loan, 4.343%, (US0003M + 4.250%), 10/01/25	484,738	0.1
2,960,275		AssuredPartners, Inc. 2020 Term Loan B, 3.593%, (US0001M + 3.500%), 02/12/27	2,946,267	0.5
1,504,416		CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/24	1,506,565	0.2
3,068,297		Hub International Limited 2018 Term Loan B, 2.926%, (US0003M + 2.750%), 04/25/25	3,042,889	0.5
2,784,325		NFP Corp. 2020 Term Loan, 3.343%, (US0001M + 3.250%), 02/15/27	2,753,001	0.5
134,080		OneDigital Borrower LLC 2020 Term Loan, 5.250%, (US0003M + 4.500%), 11/16/27	135,254	0.0
3,960,315		Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.343%, (US0001M + 3.250%), 12/31/25	3,921,536	0.7
2,896,810		USI, Inc. 2017 Repriced Term Loan, 3.203%, (US0003M + 3.000%), 05/16/24	2,878,705	0.5
		22,783,999		3.8

		Leisure Good/Activities/Movies: 1.4%
261,957		24 Hour Fitness Worldwide, Inc. 2020 Exit Term Loan, 5.193%, (US0003M + 5.000%), 12/29/25	231,832	0.0
313,809		Alterra Mountain Company 2020 Term Loan B, 5.500%, (US0001M + 4.500%), 08/01/26	315,313	0.1
944,789		AMC Entertainment Holdings Inc. 2019 Term Loan B, 3.107%, (US0001M + 3.000%), 04/22/26	870,977	0.1
433,913		Arches Buyer Inc. 2021 Term Loan B, 3.750%, (US0001M + 3.250%), 12/06/27	433,336	0.1
907,556		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 2.953%, (US0003M + 2.750%), 09/18/24	874,531	0.2
6,486	(2)	Crown Finance US, Inc. 2020 Term Loan B1, 7.203% (PIK Rate 8.250%, Cash Rate 7.000%), 05/23/24	8,189	0.0
1,509,884		Fitness International, LLC 2018 Term Loan B, 4.250%, (US0001M + 3.250%), 04/18/25	1,440,996	0.2
EUR 563		Fluidra S.A. EUR Term Loan B, 2.000%, (EUR001M + 2.000%), 07/02/25	689	0.0
651,904		Fluidra S.A. USD Term Loan B, 2.093%, (US0001M + 2.000%), 07/02/25	648,645	0.1
580,736		GVC Holdings (Gibraltar) Limited 2020 USD Term Loan B3, 3.000%, (US0003M + 2.250%), 03/29/24	579,502	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
1,637,722	Intrawest Resorts Holdings, Inc. Term Loan B1, 2.843%, (US0001M + 2.750%), 07/31/24	$ 1,615,349	0.3
370,000	RV Retailer, LLC Term Loan B, 4.750%, (US0003M + 4.000%), 02/08/28	371,156	0.1
845,872	WeddingWire, Inc. 1st Lien Term Loan, 4.685%, (US0003M + 4.500%), 12/19/25	846,400	0.1
	8,236,915		1.4

	Lodging & Casinos: 2.9%
1,719,472	Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	1,725,786	0.3
2,618,150	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.843%, (US0001M + 2.750%), 12/23/24	2,600,402	0.4
1,634,281	Caesars Resort Collection, LLC 2020 Term Loan B1, 4.593%, (US0001M + 4.500%), 07/21/25	1,642,580	0.3
2,465,020	Everi Payments Inc. Term Loan B, 3.500%, (US0001M + 2.750%), 05/09/24	2,457,317	0.4
297,475	Hilton Worldwide Finance, LLC 2019 Term Loan B2, 1.842%, (US0001M + 1.750%), 06/22/26	295,388	0.0
2,383,950	PCI Gaming Authority Term Loan, 2.503%, (US0001M + 2.500%), 05/29/26	2,376,500	0.4
2,761,435	Scientific Games International, Inc. 2018 Term Loan B5, 2.843%, (US0001M + 2.750%), 08/14/24	2,738,231	0.5
2,321,384	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.703%, (US0003M + 3.500%), 07/10/25	2,332,067	0.4
1,217,706	Station Casinos LLC 2020 Term Loan B, 2.500%, (US0001M + 2.250%), 02/08/27	1,207,203	0.2
	17,375,474		2.9

	Nonferrous Metals/Minerals: 0.4%
856,228	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 5.000%, (US0003M + 4.000%), 07/31/26	839,638	0.2
1,382,580	U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	1,327,565	0.2
	2,167,203		0.4

	Oil & Gas: 0.4%
703,196	Glass Mountain Pipeline Holdings, LLC Term Loan B, 5.500%, (US0003M + 4.500%), 12/23/24	166,423	0.0
1,350,159	HGIM Corp. 2018 Exit Term Loan, 7.000%, (US0003M + 6.000%), 07/02/23	921,483	0.2
311,647	Lucid Energy Group II LLC Incremental Term Loan B2, 4.000%, (US0001M + 3.000%), 02/19/25	309,180	0.1
900,006	Oryx Midstream Holdings LLC Term Loan B, 4.093%, (US0001M + 4.000%), 05/22/26	891,118	0.1
	2,288,204		0.4

	Packaging&Containers: 0.3%
1,536,091	Berry Global, Inc. 2021 Term Loan Z, 1.845%, (US0001M + 1.750%), 07/01/26	1,525,667	0.3

	Publishing: 0.3%
283,327	Alchemy Copyrights, LLC Term Loan B, 3.500%, (US0001M + 3.000%), 03/10/28	283,682	0.0
444,257	Meredith Corporation 2020 Incremental Term Loan B, 5.250%, (US0003M + 4.250%), 01/31/25	455,178	0.1
1,067,112	Meredith Corporation 2020 Term Loan B2, 2.594%, (US0001M + 2.500%), 01/31/25	1,064,777	0 .2
	1,803,637		0 .3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Radio & Television: 3.3%
1,946,323	Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.685%, (US0003M + 3.500%), 08/21/26	$ 1,888,906	0 .3
710,172	Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750%), 03/31/26	710,172	0 .1
1,653,304	Diamond Sports Group, LLC Term Loan, 3.350%, (US0001M + 3.250%), 08/24/26	1,193,892	0 .2
1,662,936	Entercom Media Corp. 2019 Term Loan, 2.593%, (US0001M + 2.500%), 11/18/24	1,648,178	0 .3
1,581,566	iHeartCommunications, Inc. 2020 Term Loan, 3.093%, (US0001M + 3.000%), 05/01/26	1,567,331	0 .3
2,073,187	NASCAR Holdings, Inc Term Loan B, 2.843%, (US0001M + 2.750%), 10/19/26	2,071,243	0 .3
3,786,310	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 2.610%, (US0001M + 2.500%), 09/18/26	3,781,971	0 .6
2,794,498	Sinclair Television Group Inc. Term Loan B2B, 2.600%, (US0001M + 2.500%), 09/30/26	2,775,635	0 .5
2,120,439	Terrier Media Buyer, Inc. 2021 Term Loan, 3.594%, (US0001M + 3.500%), 12/17/26	2,113,813	0 .3
1,200,244	Univision Communications Inc. 2020 Term Loan B, 4.750%, (US0001M + 3.750%), 03/15/26	1,205,720	0 .2
1,144,804	Univision Communications Inc. Term Loan C5, 3.750%, (US0001M + 2.750%), 03/15/24	1,144,536	0 .2
	20,101,397		3 .3

	Retailers (Except Food & Drug): 1.9%
124,709	Belk, Inc. 2021 FLFO Term Loan, 8.500%, (US0003M + 7.500%), 07/31/25	125,436	0 .0
22,973	Belk, Inc. 2021 FLSO Term Loan, 13.135%, (US0003M + 10.000%), 07/31/25	16,464	0 .0
875,000	CNT Holdings I Corp 2020 Term Loan, 4.500%, (US0003M + 3.750%), 11/08/27	877,119	0 .2
3,111,856	Harbor Freight Tools USA, Inc. 2020 Term Loan B, 3.750%, (US0001M + 3.000%), 10/19/27	3,122,228	0 .5
2,077,285	Leslies Poolmart, Inc. 2021 Term Loan B, 3.250%, (US0001M + 2.750%), 03/04/28	2,073,228	0 .4
595,237	Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 9.000%, (US0001M + 8.000%), 12/01/25	485,118	0 .1
268,556	Mens Wearhouse, Inc. (The) 2020 Term Loan, 12.000%, (US0001M + 11.000%), 06/01/25	260,500	0 .0

	Retailers (Except Food & Drug): (continued)
EUR 3,659,551	Peer Holding III B.V. 2018 EUR Term Loan B, 3.250%, (EUR006M + 3.250%), 03/08/25	4,460,407	0 .7
	11,420,500		1 .9

	Surface Transport: 0.1%
912,622	Savage Enterprises LLC 2020 Term Loan B, 3.100%, (US0001M + 3.000%), 08/01/25	914,120	0 .1

	Technology: 0.3%
1,965,346	Misys (Finastra) - TL B 1L, 4.500%, (US0006M + 3.500%), 06/13/24	1,943,371	0 .3

	Telecommunications: 2.7%
918,899	Altice Financing SA 2017 USD Term Loan B, 2.934%, (US0001M + 2.750%), 07/15/25	907,796	0 .2
890,296	Altice Financing SA USD 2017 1st Lien Term Loan, 2.953%, (US0003M + 2.750%), 01/31/26	878,611	0 .1
2,859,355	Altice France S.A. USD Term Loan B11, 2.936%, (US0003M + 2.750%), 07/31/25	2,823,256	0 .5
500,000	Asurion LLC 2021 2nd Lien Term Loan B3, 5.343%, (US0001M + 5.250%), 01/31/28	506,302	0 .1
1,333,474	Connect Finco Sarl 2021 Term Loan B, 4.500%, (US0001M + 3.500%), 12/11/26	1,336,974	0 .2
839,739	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 3.703%, (US0003M + 3.500%), 08/01/24	774,790	0 .1
2,124,661	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.343%, (US0001M + 4.250%), 11/29/25	1,956,016	0 .3
862,587	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.343%, (US0001M + 8.250%), 11/29/26	697,977	0 .1
2,163,424	GTT Communications, Inc. 2018 USD Term Loan B, 2.953%, (US0003M + 2.750%), 05/31/25	1,786,627	0 .3
273,562	GTT Communications, Inc. 2020 Delayed Draw Term Loan, 6.000%, (US0001M + 5.000%), 12/31/21	279,033	0 .1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
238,978	GTT Communications, Inc. 2020 Term Loan, 6.000%, (US0001M + 5.000%), 12/31/21	$ 243,657	0 .0
1,277,645	Iridium Satellite LLC 2021 Term Loan B, 3.750%, (US0001M + 2.750%), 11/04/26	1,283,035	0 .2
269,022	Northwest Fiber, LLC 2021 Term Loan, 3.848%, (US0001M + 3.750%), 04/30/27	269,316	0 .0
1,783,123	Zayo Group Holdings, Inc. USD Term Loan, 3.093%, (US0001M + 3.000%), 03/09/27	1,772,456	0 .3
940,000	Ziggo Financing Partnership USD Term Loan I, 2.601%, (US0001M + 2.500%), 04/30/28	933,146	0 .2
		16,448,992	2 .7

	Utilities: 1.0%
2,345,866	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 2.093%, (US0001M + 2.000%), 01/15/25	2,328,272	0 .4
1,708,140	Calpine Corporation 2019 Term Loan B10, 2.093%, (US0001M + 2.000%), 08/12/26	1,690,940	0 .3
887,715	Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	867,742	0 .1
936,866	Sabre Industries, Inc. 2019 Term Loan B, 3.343%, (US0001M + 3.250%), 04/15/26	933,353	0 .1
459,077	Southeast PowerGen, LLC Term Loan B, 4.500%, (US0001M + 3.500%), 12/02/21	455,060	0 .1
		6,275,367	1 .0

	Total Senior Loans
	(Cost $315,082,649)	315,916,367	52 .5

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.7%
306,005	(6)	24 Hour Fitness Worldwide, Inc.	713,910	0 .1
407,959	(6)	24 Hour Fitness Worldwide, Inc. - Preferred	1,070,892	0 .2
88,914		Cineworld Group PLC	70,662	0 .0
169,353	(6)	Covia Specialty Minerals, Inc.	1,481,839	0 .3
46,262	(6)	Cumulus Media, Inc. Class-A	507,957	0 .1
7,413	(6)	Harvey Gulf International Marine LLC	29,652	0 .0
16,636	(6)	Harvey Gulf International Marine LLC - Warrants	66,544	0 .0
4,941	(6)	iQor	65,715	0 .0
61,813	(6)	Longview Power LLC	139,079	0 .0
11,155	(6)	Mens Wearhouse, Inc.	14,223	0 .0
56,338	(6),(7)	Save-A-Lot, Inc. / Moran Foods	–	0 .0
43,777	(6)	The Oneida Group (formerly EveryWare Global, Inc.)	438	0 .0
	Total Equities and Other Assets
	(Cost $4,619,239)	4,160,911		0 .7

	Total Investments (Cost $319,701,888)	$ 320,077,278		53 .2
	Assets in Excess of Other Liabilities	281,271,229		46 .8
	Net Assets	$ 601,348,507		100 .0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	All or a portion of this Senior Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(3)	Defaulted senior loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(4)	The borrower has filed for protection in federal bankruptcy court.
(5)	Senior Loan is on non-accrual status at May 31, 2021.
(6)	Non-income producing security.

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Senior Loans	$–	$315,916,367	$–	$315,916,367
Equities and Other Assets	507,957	3,652,954	–	4,160,911
Total Investments, at fair value	$507,957	$319,569,321	$–	$320,077,278
Other Financial Instruments+
Forward Foreign Currency Contracts	–	21,106	–	21,106
Total Assets	$507,957	$319,590,427	$–	$320,098,384

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized appreciation (depreciation) on the instrument.

At May 31, 2021, the following forward foreign currency contracts were outstanding for Voya Prime Rate Trust:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 8,810,010	EUR 7,207,000	State Street Bank & Trust Co.	06/04/21	$21,106
				$21,106

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $325,321,398.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,829,013
Gross Unrealized Depreciation	(10,972,654)
Net Unrealized Depreciation	$(5,143,641)